Trade and other payables and Other non-current liabilities - Summary of Trade and Other Payables (Parenthetical) (Detail) ₨ / shares in Units, $ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 INR (₨) ₨ / shares	Mar. 31, 2021 USD ($) $ / shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Apr. 01, 2020 INR (₨)	Apr. 01, 2019 INR (₨)	Apr. 01, 2018 INR (₨)
Disclosure of financial liabilities [line items]
Contract liability					₨ 80,570	₨ 91,949	₨ 49,442
Contract liability revenue recognised	₨ 78,782	$ 1,077	₨ 84,886	₨ 37,867
Trade and other payable [member]
Disclosure of financial liabilities [line items]
Repayment of outstanding advance from related party	₨ 45	$ 1	₨ 6,499	₨ 10,460
Bottom of range [member]
Disclosure of financial liabilities [line items]
Put option exercise price | (per share)	₨ 52	$ 0.757
Top of range [member]
Disclosure of financial liabilities [line items]
Trade payables settlement period	180 days	180 days